Revenues (Details) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Revenues
Revenues	$ 18,371,221	$ 210,708	$ 48,595,549	$ 387,927
Sales of boats
Revenues
Revenues	16,866,555	114,971	44,253,343	227,512
Sales of parts and boat maintenance
Revenues
Revenues	1,441,469	7,028	4,099,321	36,788
Boat rental and boat club membership revenue
Revenues
Revenues	$ 63,197	31,405	157,984	66,323
Sale of powertrain systems
Revenues
Revenues		$ 57,304	$ 84,901	$ 57,304